Allowance for Losses on Loans - Impaired Loans Based on Loan Types (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014		Sep. 30, 2013
Financing Receivable, Impaired [Line Items]
Recorded investment	$ 435,185		$ 454,557
Unpaid principal balance	470,190		510,623
Related allowance	10,587	[1]	18,610	[2]
Average recorded investment	403,138		425,267
Amount of related allowance included in specific reserves	60		3,473
Amount of related allowance included in general reserves	10,527		15,137
Single-family residential
Financing Receivable, Impaired [Line Items]
Recorded investment	346,364		369,023
Unpaid principal balance	354,497		380,838
Related allowance	10,527		15,137
Average recorded investment	333,191		351,865
Construction - speculative
Financing Receivable, Impaired [Line Items]
Recorded investment	9,159		12,783
Unpaid principal balance	10,159		13,441
Related allowance	60		1,100
Average recorded investment	9,336		15,701
Construction - custom
Financing Receivable, Impaired [Line Items]
Recorded investment	0		0
Unpaid principal balance	0		0
Related allowance	0		0
Average recorded investment	0		0
Land - acquisition & development
Financing Receivable, Impaired [Line Items]
Recorded investment	5,533		5,618
Unpaid principal balance	7,961		14,707
Related allowance	0		0
Average recorded investment	5,152		10,863
Land - consumer lot loans
Financing Receivable, Impaired [Line Items]
Recorded investment	13,976		15,817
Unpaid principal balance	14,457		16,390
Related allowance	0		2,222
Average recorded investment	13,571		14,140
Multi-family
Financing Receivable, Impaired [Line Items]
Recorded investment	6,354		10,887
Unpaid principal balance	6,574		11,107
Related allowance	0		46
Average recorded investment	5,284		9,465
Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded investment	47,393		31,076
Unpaid principal balance	55,113		40,352
Related allowance	0		105
Average recorded investment	30,292		18,972
Commercial & industrial
Financing Receivable, Impaired [Line Items]
Recorded investment	3,195		7,335
Unpaid principal balance	17,166		31,253
Related allowance	0		0
Average recorded investment	3,900		3,134
HELOC
Financing Receivable, Impaired [Line Items]
Recorded investment	2,505		1,384
Unpaid principal balance	3,216		1,884
Related allowance	0		0
Average recorded investment	1,816		991
Consumer
Financing Receivable, Impaired [Line Items]
Recorded investment	706		634
Unpaid principal balance	1,047		651
Related allowance	0		0
Average recorded investment	596		136
No Allowance Recorded
Financing Receivable, Impaired [Line Items]
Recorded investment	46,680		80,772
Unpaid principal balance	73,123		126,674
Related allowance	0		0
Average recorded investment	37,474		43,952
No Allowance Recorded | Single-family residential
Financing Receivable, Impaired [Line Items]
Recorded investment	24,044		33,883
Unpaid principal balance	26,628		38,928
Related allowance	0		0
Average recorded investment	16,843		21,458
No Allowance Recorded | Construction - speculative
Financing Receivable, Impaired [Line Items]
Recorded investment	1,603		3,891
Unpaid principal balance	2,173		4,099
Related allowance	0		0
Average recorded investment	1,804		3,339
No Allowance Recorded | Construction - custom
Financing Receivable, Impaired [Line Items]
Recorded investment	0		0
Unpaid principal balance	0		0
Related allowance	0		0
Average recorded investment	0		0
No Allowance Recorded | Land - acquisition & development
Financing Receivable, Impaired [Line Items]
Recorded investment	837		3,020
Unpaid principal balance	2,325		10,705
Related allowance	0		0
Average recorded investment	1,038		2,548
No Allowance Recorded | Land - consumer lot loans
Financing Receivable, Impaired [Line Items]
Recorded investment	974		3,186
Unpaid principal balance	1,072		3,376
Related allowance	0		0
Average recorded investment	713		1,839
No Allowance Recorded | Multi-family
Financing Receivable, Impaired [Line Items]
Recorded investment	1,111		4,929
Unpaid principal balance	1,111		4,929
Related allowance	0		0
Average recorded investment	327		1,734
No Allowance Recorded | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded investment	13,234		23,537
Unpaid principal balance	20,085		31,876
Related allowance	0		0
Average recorded investment	11,720		9,651
No Allowance Recorded | Commercial & industrial
Financing Receivable, Impaired [Line Items]
Recorded investment	3,195		7,279
Unpaid principal balance	17,166		31,197
Related allowance	0		0
Average recorded investment	3,900		3,123
No Allowance Recorded | HELOC
Financing Receivable, Impaired [Line Items]
Recorded investment	1,019		446
Unpaid principal balance	1,730		946
Related allowance	0		0
Average recorded investment	612		133
No Allowance Recorded | Consumer
Financing Receivable, Impaired [Line Items]
Recorded investment	663		601
Unpaid principal balance	833		618
Related allowance	0		0
Average recorded investment	517		127
Allowance Recorded
Financing Receivable, Impaired [Line Items]
Recorded investment	388,505		373,785
Unpaid principal balance	397,067		383,949
Related allowance	10,587	[1]	18,610	[2]
Average recorded investment	365,664		381,315
Allowance Recorded | Single-family residential
Financing Receivable, Impaired [Line Items]
Recorded investment	322,320		335,140
Unpaid principal balance	327,869		341,910
Related allowance	10,527		15,137
Average recorded investment	316,348		330,407
Allowance Recorded | Construction - speculative
Financing Receivable, Impaired [Line Items]
Recorded investment	7,556		8,892
Unpaid principal balance	7,986		9,342
Related allowance	60		1,100
Average recorded investment	7,532		12,362
Allowance Recorded | Construction - custom
Financing Receivable, Impaired [Line Items]
Recorded investment	0		0
Unpaid principal balance	0		0
Related allowance	0		0
Average recorded investment	0		0
Allowance Recorded | Land - acquisition & development
Financing Receivable, Impaired [Line Items]
Recorded investment	4,696		2,598
Unpaid principal balance	5,636		4,002
Related allowance	0		0
Average recorded investment	4,114		8,315
Allowance Recorded | Land - consumer lot loans
Financing Receivable, Impaired [Line Items]
Recorded investment	13,002		12,631
Unpaid principal balance	13,385		13,014
Related allowance	0		2,222
Average recorded investment	12,858		12,301
Allowance Recorded | Multi-family
Financing Receivable, Impaired [Line Items]
Recorded investment	5,243		5,958
Unpaid principal balance	5,463		6,178
Related allowance	0		46
Average recorded investment	4,957		7,731
Allowance Recorded | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded investment	34,159		7,539
Unpaid principal balance	35,028		8,476
Related allowance	0		105
Average recorded investment	18,572		9,321
Allowance Recorded | Commercial & industrial
Financing Receivable, Impaired [Line Items]
Recorded investment	0		56
Unpaid principal balance	0		56
Related allowance	0		0
Average recorded investment	0		11
Allowance Recorded | HELOC
Financing Receivable, Impaired [Line Items]
Recorded investment	1,486		938
Unpaid principal balance	1,486		938
Related allowance	0		0
Average recorded investment	1,204		858
Allowance Recorded | Consumer
Financing Receivable, Impaired [Line Items]
Recorded investment	43		33
Unpaid principal balance	214		33
Related allowance	0		0
Average recorded investment	$ 79		$ 9

[1]	Includes $60,000 of specific reserves and $10,527,000 included in the general reserves.
[2]	Includes $3,473,000 of specific reserves and $15,137,000 included in the general reserves.